Neuberger Berman Advisers Management Trust

Supplement to the Prospectuses dated May 1, 2011

Neuberger Berman Partners Portfolio I Class Shares	Neuberger Berman Regency Portfolio I Class Shares S Class Shares

Neuberger Berman Partners Portfolio - Portfolio Manager Change

The following replaces the "Portfolio Manager" section on page 5 of the Prospectus:

Portfolio Manager

The Fund is managed by Eli M. Salzmann (Managing Director of NBM and NB LLC). He has managed the Fund since December 2011.

The following replaces the "Portfolio Manager" section on page 9 of the Prospectus:

Eli M. Salzmann is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Salzmann has been a portfolio manager of the Fund since December 2011. Prior to joining the firm, Mr. Salzmann spent nearly 14 years at another investment manager where he was a Partner, Director of Large-Cap Value and a portfolio manager specializing in U.S. Large-Cap Value strategies.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

Neuberger Berman Regency Portfolio - Portfolio Manager Change

The following replaces the "Portfolio Manager" section on page 5 of the Prospectuses:

Portfolio Manager

The Fund is managed by Michael C. Greene (Managing Director of NBM and NB LLC). He has managed the Fund since December 2011.

The following replaces the "Portfolio Manager" section on page 8 of the Class I Prospectus and page 9 of the Class S Prospectus:

Michael C. Greene is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC.  Mr. Greene joined the firm in 2008. He has been a portfolio manager of the Fund since December 2011. Prior to joining the firm, Mr. Greene was chief executive officer and chief investment officer from 1985 to 2008 at another investment adviser that was acquired by Neuberger Berman in 2008.

The date of this supplement is December 9, 2011.

NEUBERGER BERMAN
Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY  10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services:
800-366-6264
Website: www.nb.com